CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - AUD ($) shares in Millions		6 Months Ended
	Nov. 06, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Final dividend (in dollars per share)		$ 0.72		$ 0.64
Final dividend		$ 2,527,000,000		$ 2,240,000,000
Interim dividend (in dollars per share)			$ 0.70
Interim dividend			$ 2,456,000,000
Dividend tax rate (as a percent)		30.00%	30.00%	30.00%
Amount authorized for repurchase of shares in on-market buy back	$ 1,500,000,000
Number of shares repurchased and cancelled in on-market buy back		$ 34,442,450
Value of shares repurchased and cancelled in an on-market buy back		849,000
Average price per share of shares repurchased in an on-market buy back		$ 24.65